Equity Plans	12 Months Ended
Aug. 29, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Plans
Equity Plans

As of August 29, 2013, we had an aggregate of 160.2 million shares of common stock reserved for the issuance of stock options and restricted stock awards, of which 83.8 million shares were subject to outstanding awards and 76.4 million shares were available for future awards.  Awards are subject to terms and conditions as determined by our Board of Directors.

Stock Options

Our stock options are generally exercisable in increments of either one-fourth or one-third per year beginning one year from the date of grant. Stock options issued after September 2004 generally expire six years from the date of grant. All other options expire ten years from the grant date.

Option activity for 2013 is summarized as follows:

	Number of Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding at August 30, 2012	95.7	$8.42
Granted	17.8	6.62
Exercised	(22.8)	6.60
Cancelled or expired	(19.9)	12.47
Outstanding at August 29, 2013	70.8	7.41	3.3	$439

Exercisable at August 29, 2013	31.2	$8.21	1.8	$170
Expected to vest after August 29, 2013	37.6	6.78	4.4	255

The weighted-average grant-date fair value per share was $3.34, $3.18 and $4.46 for options granted during 2013, 2012 and 2011, respectively. The total intrinsic value was $103 million, $6 million, and $35 million for options exercised during 2013, 2012 and 2011, respectively.

The fair values of option awards were estimated at each grant date using the Black-Scholes option valuation model.  The Black-Scholes model requires the input of assumptions, including the expected stock-price volatility and estimated option life.  The expected volatilities utilized were based on implied volatilities from traded options on our stock and on historical volatility.  The expected lives of options granted were based, in part, on historical experience and on the terms and conditions of the options.  The risk-free interest rates utilized were based on the U.S. Treasury yield in effect at each grant date.  No dividends were assumed in estimated option values.  Assumptions used in the Black-Scholes model are presented below:

For the year ended	2013	2012	2011
Average expected life in years	5.1	5.1	5.1
Weighted-average expected volatility	59%	66%	56%
Weighted-average risk-free interest rate	0.7%	0.9%	1.8%

Restricted Stock and Restricted Stock Units ("Restricted Stock Awards")

As of August 29, 2013, there were 13.0 million shares of Restricted Stock Awards outstanding, of which 3.4 million were performance-based Restricted Stock Awards.  For service-based Restricted Stock Awards, restrictions generally lapse in one-fourth increments during each year of employment after the grant date.  For performance-based Restricted Stock Awards, vesting is contingent upon meeting certain performance goals.  Restricted Stock Awards activity for 2013 is summarized as follows:

	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Outstanding at August 30, 2012	9.4	$6.87
Granted	6.6	6.23
Restrictions lapsed	(2.5)	7.06
Cancelled	(0.5)	7.29
Outstanding at August 29, 2013	13.0	6.49

Expected to vest after August 29, 2013	11.9	$6.41

Restricted Stock Awards granted for 2013, 2012 and 2011 were as follows:

For the year ended	2013	2012	2011
Service-based awards	5.4	3.9	4.4
Performance-based awards	1.2	1.9	1.2
Weighted-average grant-date fair values per share	$6.23	$5.43	$8.72

The aggregate fair value at the lapse date of awards for which restrictions lapsed during 2013, 2012 and 2011 was $17 million, $32 million and $43 million, respectively.

Stock-based Compensation Expense

For the year ended	2013	2012	2011
Stock-based compensation expense by caption:
Cost of goods sold	$27	$23	$20
Selling, general and administrative	45	47	38
Research and development	18	17	17
Other operating (income) expense	1	—	1
	$91	$87	$76

Stock-based compensation expense by type of award:
Stock options	$57	$57	$44
Restricted stock awards	34	30	32
	$91	$87	$76

Stock-based compensation expense of $6 million and $5 million was capitalized and remained in inventory as of August 29, 2013 and August 30, 2012, respectively. As of August 29, 2013, $136 million of total unrecognized compensation costs, net of estimated forfeitures, related to non-vested awards was expected to be recognized through the fourth quarter of 2017, resulting in a weighted-average period of 1.2 years. Stock-based compensation expense in the above presentation does not reflect any significant income tax benefits, which is consistent with our treatment of income or loss from our U.S. operations.  (See "Income Taxes" note.)